Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities:
Net profit for the year	¥ 144,197	¥ 317,038	¥ 230,166
Depreciation and amortization	728,002	664,400	583,151
Impairment losses	150,017	64,394	54,515
Equity-settled share-based compensation	70,871	60,672	43,374
Loss on sales and disposal of property, plant and equipment	6,052	10	655
Gain on divestment of business and subsidiaries	(7,832)	(6,807)	(7,829)
Change in fair value of financial assets and liabilities associated with contingent consideration arrangements, net	20,757	3,991	(11,195)
Finance (income) and expenses, net	167,757	106,785	142,907
Share of loss (profit) of investments accounted for using the equity method	(6,473)	8,630	15,367
Income tax expenses (benefit)	(91,406)	58,052	72,405
Changes in assets and liabilities:
Decrease in trade and other receivables	15,104	75,127	127,294
Increase in inventories	(115,743)	(79,155)	(46,148)
Increase (decrease) in trade and other payables	(9,895)	(84,804)	125,157
Increase (decrease) in provisions	(126,901)	31,899	(58,090)
Increase (decrease) in other financial liabilities	(18,568)	31,669	(49,608)
Other, net	(7,556)	(88,778)	41,409
Cash generated from operations	918,383	1,163,122	1,263,528
Income taxes paid	(219,941)	(198,439)	(147,724)
Tax refunds and interest on tax refunds received	17,902	12,473	7,301
Net cash from operating activities	716,344	977,156	1,123,105
Cash flows from investing activities:
Interest received	11,161	5,054	2,919
Dividends received	13,191	3,562	3,401
Acquisition of property, plant and equipment	(175,420)	(140,657)	(123,252)
Proceeds from sales of property, plant and equipment	8,606	962	1,815
Acquisition of intangible assets	(305,310)	(493,032)	(62,785)
Acquisition of investments	(6,766)	(10,151)	(8,341)
Proceeds from sales and redemption of investments	8,021	22,254	16,921
Acquisition of businesses, net of cash and cash equivalents acquired	0	0	(49,672)
Proceeds from sales of business, net of cash and cash equivalents divested	19,959	7,958	28,196
Payments for the settlement of forward exchange contracts designated as net investment hedges	(33,300)	0	0
Other, net	(4,003)	(3,052)	(7,328)
Net cash used in investing activities	(463,862)	(607,102)	(198,125)
Cash flows from financing activities:
Net increase (decrease) in short-term loans and commercial papers	277,000	40,000	(2)
Proceeds from issuance of bonds and long-term loans	100,000	75,000	249,334
Repayments of bonds and long-term loans	(320,901)	(356,670)	(810,115)
Proceeds from the settlement of cross currency interest rate swaps related to bonds	60,063	0	0
Acquisition of treasury shares	(2,326)	(26,929)	(77,531)
Interest paid	(100,375)	(108,555)	(108,207)
Dividends paid	(287,188)	(279,416)	(283,665)
Repayments of lease liabilities	(54,586)	(43,401)	(39,694)
Other, net	(26,102)	(9,178)	(385)
Net cash used in financing activities	(354,416)	(709,148)	(1,070,265)
Net decrease in cash and cash equivalents	(101,934)	(339,094)	(145,285)
Cash and cash equivalents at the beginning of the year	533,530	849,695	966,222
Effects of exchange rate changes on cash and cash equivalents	26,204	22,929	28,758
Cash and cash equivalents at the end of the year	¥ 457,800	¥ 533,530	¥ 849,695